Subsequent Events - Summary of Quarterly Financial Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	$ 303	$ 107
Net charges after tax	187	100
Net charges per diluted share	$ 0.88	$ 0.48
Non-cash property, plant and equipment impairment charges [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	227
Net charges after tax	140
Net charges per diluted share	$ 0.66
Severance and labor buyout costs [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	36	15
Net charges after tax	23	10
Net charges per diluted share	$ 0.10	$ 0.05
Store closure costs [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	22
Net charges after tax	13
Net charges per diluted share	$ 0.06
Write-off of unamortized financing costs [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	22
Net charges after tax	14
Net charges per diluted share	$ 0.07
Intangible asset impairment charges [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	6
Net charges after tax	3
Net charges per diluted share	$ 0.02
Cash settlement received from credit card companies [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	10
Net charges after tax	6
Net charges per diluted share	$ 0.03
Accumulated Impairment Losses on Goodwill [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax		92
Net charges after tax		$ 90
Net charges per diluted share		$ 0.43